Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2018	December 31, 201
Companies controlled by directors of the Company	$214,361	$15,250
Directors or officers of the Company	512,140	294,447
	$726,501	$309,697

Disclosure of transactions between related parties [Table Text Block]
	December 31,	December 31,	December 31,
	2018	2017	2016
Research and development	$125,000	$180,000	$1,535
General and administration	247,000	33,000	-
	$372,000	$213,000	$1,535

Disclosure of information about key management personnel [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
General and administrative – salaries and
contracts	$380,435	$240,000	$285,000
Directors’ fees	54,750	55,000	55,000
Stock-based compensation	293,367	115,800	826,307
	$728,552	$410,800	$1,166,307